Allowance for loan losses	6 Months Ended
Sep. 30, 2016
Allowance for loan losses

5. Allowance for loan losses

The MHFG Group maintains an appropriate allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines that the obligor should be classified as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based on (1) the present value of expected future cash flows, after considering the restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, or (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate or listed securities. In obtaining the collateral, the Group evaluates the fair value of the collateral and its legal enforceability. The Group also performs subsequent re-evaluations at least once a year. As it pertains to real estate collateral, valuation is generally performed by an appraising subsidiary which is independent from the Group’s loan origination departments by using generally accepted valuation techniques such as (1) the replacement cost approach, or (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally engages third-party appraisers to perform the valuation. As it pertains to listed securities collateral, observable market prices are used for valuation.

At MHBK and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than these classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK and MHTB, such as consolidated VIEs and overseas subsidiaries.

The formula allowance is applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and to non-homogeneous loans that have not been identified as impaired. The evaluation of the inherent loss in respect of these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third-party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) by using the most recently available data since April 2008 for the fiscal years ended March 31, 2014, 2015, 2016 and the half year ended September 30, 2016 for the corporate portfolio segment, which resulted in using the data for the past six, seven, eight and eight and a half years, respectively, and the most recently available data for the past six years for the retail portfolio segment, respectively, in the case of normal obligors; and (b) by using the most recently available data since April 2002, in the case of watch obligors; and (2) the loss given default by using the most recently available data for the past six years. As it pertains to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment defaults, if any, are considered in determining obligor ratings.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio. When determining the length of the period to calculate the probability of default, the Group considers the uncertainty in the economic and business conditions. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Changes in Allowance for loan losses by portfolio segment for the six months ended September 30, 2015 and 2016 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
Six months ended September 30, 2015
Balance at beginning of period	423,177	60,469	36,613	520,259

Provision (credit) for loan losses	6,878	(10,052)	6,204	3,030

Charge-offs	(59,795)	(1,251)	(6,173)	(67,219)
Recoveries	7,733	634	1,375	9,742

Net charge-offs	(52,062)	(617)	(4,798)	(57,477)

Others (Note)	(971)	—	197	(774)

Balance at end of period	377,022	49,800	38,216	465,038

Six months ended September 30, 2016
Balance at beginning of period	367,739	44,221	39,287	451,247

Provision (credit) for loan losses	9,123	(7,983)	(571)	569

Charge-offs	(10,332)	(1,016)	(3,812)	(15,160)
Recoveries	8,877	4,725	2,139	15,741

Net charge-offs	(1,455)	3,709	(1,673)	581

Others (Note)	(10,404)	—	(4,813)	(15,217)

Balance at end of period	365,003	39,947	32,230	437,180

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2016 and September 30, 2016:

	Corporate	Retail	Other	Total
	(in millions of yen)
March 31, 2016
Allowance for loan losses	367,739	44,221	39,287	451,247

of which individually evaluated for impairment	222,591	3,829	12,521	238,941
of which collectively evaluated for impairment	145,148	40,392	26,766	212,306

Loans (Note)	59,385,962	12,414,453	5,922,110	77,722,525

of which individually evaluated for impairment	634,049	24,768	63,280	722,097
of which collectively evaluated for impairment	58,751,913	12,389,685	5,858,830	77,000,428

September 30, 2016
Allowance for loan losses	365,003	39,947	32,230	437,180

of which individually evaluated for impairment	226,809	3,441	10,803	241,053
of which collectively evaluated for impairment	138,194	36,506	21,427	196,127

Loans (Note)	58,704,366	12,017,580	5,810,270	76,532,216

of which individually evaluated for impairment	598,269	24,472	62,043	684,784
of which collectively evaluated for impairment	58,106,097	11,993,108	5,748,227	75,847,432

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.